Current and deferred income taxes - Analysis of deferred tax balances (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of deferred tax balances
Net deferred tax assets related to the same legal entity	$ 201,154	$ 224,513
Net deferred tax liabilities related to the same legal entity	(298,598)	(324,931)
Total	(97,444)	(100,418)	$ (107,304)
Tax credits on non-operating losses
Analysis of deferred tax balances
Tax credits	106,817	104,100
Foreign exchange losses
Analysis of deferred tax balances
Tax credits	50,766	79,430
Environmental obligation
Analysis of deferred tax balances
Tax credits	28,808	28,504
Asset retirement obligation
Analysis of deferred tax balances
Tax credits	19,879	23,990
Tax, civil and labor provisions
Analysis of deferred tax balances
Tax credits	9,389	15,666
Other provisions
Analysis of deferred tax balances
Tax credits	6,443	12,481
Provision for profit sharing
Analysis of deferred tax balances
Tax credits	5,409	6,521
Provision for inventory losses
Analysis of deferred tax balances
Tax credits	5,308	4,395
Capitalized interest
Analysis of deferred tax balances
Tax debits on temporary differences	(11,725)	(10,624)
Accelerated depreciation and adjustment of useful lives
Analysis of deferred tax balances
Tax debits on temporary differences	(10,636)	(28,371)
Depreciation and amortization of fair value adjustment to PP&E and intangible assets
Analysis of deferred tax balances
Tax debits on temporary differences	(318,198)	(344,531)
Other differences
Analysis of deferred tax balances
Tax credits	12,094	10,231
Tax debits on temporary differences	(1,798)	(2,210)
Brazil | Tax credits on non-operating losses
Analysis of deferred tax balances
Tax credits	104,195	103,791
Peru | Tax credits on non-operating losses
Analysis of deferred tax balances
Tax credits	2,622	309
Luxembourg
Analysis of deferred tax balances
Unused tax losses for which no deferred tax asset recognised	$ 57,800	$ 54,328